CUSTOMER DEPOSITS	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Customer Deposits [Abstract]
CUSTOMER DEPOSITS

NOTE 5 – CUSTOMER DEPOSITS

The Company receives payments from customers on orders prior to shipment. At April 30, 2021 the Company had received $268,932 (January 31, 2021- $188,385) in customer deposits for orders that were unfulfilled at April 30, 2021and canceled subsequent to year end. The orders were unfulfilled at April 30, 2021 because of supply chain issues due to supplier back-orders because of the Covid-19 pandemic. The deposits were returned to the customers subsequent to April 30, 2021.

NOTE 5 – CUSTOMER DEPOSITS

The Company receives payments from customers on orders prior to shipment. At January 31, 2021 the Company had received $188,385 (January 31, 2020- $0) in customer deposits for orders that were unfulfilled at January 31, 2021and canceled subsequent to year end. The orders were unfulfilled at January 31, 2021 because of supply chain issues due to supplier back-orders because of the Covid-19 pandemic. The deposits were returned to the customers subsequent to January 31, 2021.